Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 29(b))	$ (32)	$ (153)
Share-based compensation	(4)	(59)
Environmental costs	(197)	(20)
Care and maintenance costs	(36)	(11)
Social responsibility and donations	(18)	(18)
Loss on sale of assets	(20)	(3)
Take or pay contract costs	(123)	(106)
Waneta Dam sale (Note 5(e))	0	888
Other	(75)	(68)
Other operating income (expense)	(505)	450
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 29(b))	(49)	(117)
Commodity Derivatives Excluding Sales and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 29(b))	$ 17	$ (36)